U.S. SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C.

                         FORM 12b-25

                                  Commission File No: 0-18348

                  NOTIFICATION OF LATE FILING

[X]Form 10-K   [ ] Form 20-F   [ ] Form 11-K   [ ] Form N-SAR

For Period Ended:  February 25, 1995

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] transition Report on Form N-SAR

For the Transition Period Ended:_________________________________________

______________________________________________________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Items 8 and 10-13
 ..............................................................

 ..............................................................

______________________________________________________________
PART I -- REGISTRANT INFORMATION
______________________________________________________________

Full name of Registrant          BE Aerospace, Inc.
Former name if Applicable

1400 Corporate Center Way
Address of Principal Executive Office (Street and Number)

Wellington, FL  33414
City, State and Zip Code
_____________________________________________________________
PART II -- RULES 12b-25(b)and(c)
______________________________________________________________
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)


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 [X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

 [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

 [ ] (c) The accountant's statement or other exhibit required by
Rule 12b-25(c) has been attached if applicable.
______________________________________________________________
PART III -- NARRATIVE
______________________________________________________________

     The information permitted to be included in Item 8 of Part II of Form 10-K pursuant to Rule 15d-21 of the 1934 Act relative to the registrant's employee stock purchase plan could not be filed within the prescribed time period due to the registrant's inability to provide its auditors with required information as a result of unanticipated administrative delays related to the plan's initial year of operation.

   The information required by Items 10-13 of Part III of Form 10-K could not be filed within the prescribed time period because the Board of Directors of the registrant elected a new director on June 19, 1995 and additional time was needed to solicit and verify information required by
Part III relative to such director.
______________________________________________________________
PART IV --  OTHER INFORMATION
______________________________________________________________

    (1) Name and telephone number of person to contact in regard to this notification

Thomas P. McCaffrey               (407) 791-5000

    (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                  [X] Yes   [ ] No



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    (3) Is it anticipated that any significant change in result of operations from the corresponding period for the last fiscal year will be reflected by the earning statements to be included in the subject report or portion thereof?

                                  [ ] Yes   [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                        BE AEROSPACE, INC.
           (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date:  June 26, 1995      By:/s/ Donald L. Conway
                             Donald L. Conway
                             Vice President & General Counsel






























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